Label	Element	Value
ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE M EMERGING MARKETS EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation through a diversified portfolio of primarily emerging and frontier market equity securities. Any income received is incidental to this objective.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in Shares Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99.51% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.51%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets® Index and MSCI Frontier Markets® Index. The Fund’s sub-advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s common stock investments also include China A-shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub-advisers, in percentages determined at the discretion of NTI. Each sub-adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub-adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub-advisers, NTI will consider a variety of factors, including but not limited to the sub-adviser’s style, historical performance, and the characteristics of each sub-adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub-advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may focus its investments (i.e., invest more than 15% of its total assets) in one or more particular sectors or countries. As of March 31, 2022, the Fund focused its investments in the financials and information technology sectors, and in China and South Korea.
The sub-advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI Frontier Markets Index. It is not a sponsor of the Active M Emerging Markets Equity Fund and is not affiliated with the Fund in any way.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund’s performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), total return and ability to meet its investment objective. Each risk noted below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. The significance of each risk factor below may change over time and you should review each risk factor carefully.
MARKET RISK is the risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.
EMERGING MARKETS RISK is the risk that emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations on foreign investments than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volumes and greater price volatility than companies in more developed markets. Emerging market economies may be based on only a few industries, may be highly vulnerable to changes in local and global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. As a result, information, including financial information, about such companies may be less available and reliable, which can impede the Fund’s ability to evaluate such companies. Securities law and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions (including bankruptcy, confiscatory taxation, expropriation, nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures and practices such as share blocking), or to obtain information needed to pursue or enforce such actions, may be limited. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information.
FOREIGN SECURITIES RISK is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments may impose limitations on foreigners’ ownership of interests in local issuers, restrictions on the ability to repatriate assets, and may also impose taxes. Any of these events could cause the value of the Fund’s investments to decline. Foreign banks, agents and securities depositories that hold the Fund’s foreign assets may be subject to little or no regulatory oversight over, or independent evaluation, of their operations. Additional costs associated with investments in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements and transaction costs of foreign currency conversions. Unless the Fund has hedged its foreign currency exposure, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, forward foreign currency exchange contracts, if used by the Fund, could reduce performance if there are unanticipated changes in currency exchange rates.
FRONTIER MARKETS RISK is the risk that frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.
DEPOSITARY RECEIPTS RISK Foreign securities may trade in the form of depositary receipts. In addition to investment risks associated with the underlying issuer, depositary receipts may expose the Fund to additional risks associated with non-uniform terms that apply to depositary receipt programs, including credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency, political, economic, market risks and the risks of an illiquid market for depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may not track the price of the underlying foreign securities on which they are based, may have limited voting rights, and may have a distribution subject to a fee charged by the depository. As a result, equity shares of the underlying issuer may trade at a discount or premium to the market price of the depositary receipts.
MULTI-MANAGER RISK is the risk that the sub-advisers’ investment styles will not always be complementary or that the investment adviser’s allocation of assets amongst sub-advisers will not achieve the intended result, which could negatively impact the performance of the Fund.
MANAGEMENT RISK is the risk that a strategy used by the Fund’s investment adviser or sub-advisers may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser or the sub-advisers may cause unintended results.
GEOGRAPHIC RISK is the risk that if the Fund invests a significant portion of its total assets in certain issuers within the same country or geographic region, an adverse economic, business or political development affecting that country or region may affect the value of the Fund’s investments more, and the Fund’s investments may be more volatile, than if its investments were not so concentrated in such country or region.
∎
CHINA INVESTMENT RISK is the risk associated with investments in companies located or operating in China, such as nationalization, expropriation, or confiscation of property; alteration or discontinuation of economic reforms; and considerable degrees of economic, political and social instability. Investors in Chinese markets generally experience difficulties in obtaining information necessary for investigations into and/or litigation against Chinese companies, as well as in obtaining and/or enforcing judgements due to a lack of publicly available information; and there are generally limited legal remedies for shareholders. Internal social unrest or confrontations with other neighboring countries, including military conflicts may disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China’s rapid economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the U.S., or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The inability of the Public Company Accounting Oversight Board (“PCAOB”) to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies may impose significant additional risks associated with investments in China. Certain securities issued by companies located or operating in China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks.

∎
SOUTH KOREA INVESTMENT RISK is that risk that South Korean issuers in which the Fund invests may subject the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of hostilities, may have a severe adverse effect on the South Korean economy.

SECTOR RISK is the risk that companies in similar businesses may be similarly affected by particular economic or market events, which may, in certain circumstances, cause the value of securities of all companies in a particular sector of the market to decrease.
∎
TECHNOLOGY SECTOR RISK is the risk that securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. These securities may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices. Technology securities also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.

∎	FINANCIAL SECTOR RISK is the risk that the financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competition, and the availability and cost of capital, among other factors.
SMALL AND MID CAP STOCK RISK is the risk that stocks of small and mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small and mid-sized companies may have limited product lines or financial resources, may be dependent upon a particular niche of the market, or may be dependent upon a small or inexperienced management group. The securities of small companies may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.
PORTFOLIO TURNOVER RISK is the risk that high portfolio turnover, including investments made on a shorter-term basis or instruments with a maturity of one year or less at the time of acquisition, may lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover may also result in higher short-term capital gains taxable to shareholders.
VALUATION RISK is the risk that the sale price the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.
As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, it is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Updated performance information for the Fund is available and may be obtained on the Fund’s website at northerntrust.com/funds or by calling 800-595-9111.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing (A) changes in the performance of the Fund from year to year, and (B) how the average annual total returns of the Fund compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-595-9111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	northerntrust.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURN*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
* Year to date total return for the six months ended June 30, 2022 was (19.07)%. For the period shown in the bar chart above, the highest quarterly return was 20.58% in the fourth quarter of 2020, and the lowest quarterly return was (25.57)% in the first quarter of 2020.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
In calculating the federal income taxes due on redemptions, capital gains taxes resulting from redemptions are subtracted from the redemption proceeds and the tax benefits from capital losses resulting from the redemptions are added to the redemption proceeds. Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the Returns after taxes on distributions and sale of Fund shares to be greater than the Returns after taxes on distributions or even the Returns before taxes.

ACTIVE M EMERGING MARKETS EQUITY FUND | ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (30 days or less after purchase) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.08%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Transfer Agent Fees	rr_Component1OtherExpensesOverAssets	0.04%
Other Operating Expenses	rr_Component3OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	676
10 Years	rr_ExpenseExampleYear10	$ 1,509
2012	rr_AnnualReturn2012	19.75%
2013	rr_AnnualReturn2013	(0.44%)
2014	rr_AnnualReturn2014	(4.22%)
2015	rr_AnnualReturn2015	(16.06%)
2016	rr_AnnualReturn2016	12.65%
2017	rr_AnnualReturn2017	35.41%
2018	rr_AnnualReturn2018	(14.90%)
2019	rr_AnnualReturn2019	16.24%
2020	rr_AnnualReturn2020	18.80%
2021	rr_AnnualReturn2021	(1.16%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(19.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.57%)
1-Year	rr_AverageAnnualReturnYear01	(1.16%)
5-Year	rr_AverageAnnualReturnYear05	9.48%
10-Year	rr_AverageAnnualReturnYear10	5.53%
ACTIVE M EMERGING MARKETS EQUITY FUND | Returns after taxes on distributions | ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(7.33%)
5-Year	rr_AverageAnnualReturnYear05	7.32%
10-Year	rr_AverageAnnualReturnYear10	4.35%
ACTIVE M EMERGING MARKETS EQUITY FUND | Returns after taxes on distributions and sale of Fund shares | ACTIVE M EMERGING MARKETS EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	2.42%
5-Year	rr_AverageAnnualReturnYear05	7.30%
10-Year	rr_AverageAnnualReturnYear10	4.37%
ACTIVE M EMERGING MARKETS EQUITY FUND | MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(2.54%)
5-Year	rr_AverageAnnualReturnYear05	9.88%
10-Year	rr_AverageAnnualReturnYear10	5.49%

[1]
Northern Trust Investments, Inc. (“NTI”) has contractually agreed to reimburse a portion of the operating expenses of the Fund so that after such reimbursement the Total Annual Fund Operating Expenses of the Fund (excluding (i) acquired fund fees and expenses; (ii) the compensation paid to each Independent Trustee of the Trust; (iii) expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest) do not exceed 1.10%. This contractual limitation may not be terminated before July 31, 2023 without the approval of the Fund’s Board of Trustees.